Note 9 - Premises and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 9 - Premises and Equipment

The components of premises and equipment at December 31, 2015 and 2014 are as follows:

	2015	2014
	(In Thousands)
Land and land inprovements	$292	$208
Buildings	1,133	981
Leasehold improvements	376	369
Furniture, fixtures and equipment	900	766
	2,701	2,324
Accumulated depreciation	(867)	(685)
	$1,834	$1,639

Depreciation expense for the years ended December 31, 2015 and 2014 amounted to approximately $182,000 and $167,000, respectively.

The Company leases its office at 501 Knowles Avenue in Southampton, Pennsylvania as well as other office facilities and equipment.  Lease expense was $110,000 and $119,000 for the years ended December 31, 2015 and 2014, respectively.